Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Estimated Useful Lives of Assets
The estimated useful lives of assets are as follows:

Category	Useful life
Buildings	28 to 40 years
Plant and machinery	5 to 21 years
Computer equipment and software	2 to 7 years
Furniture, fixtures and equipment	3 to 10 years
Vehicles	4 to 5 years

Summary of Estimated Useful Lives of Aamortizable Intangible Assets
The estimated useful lives of the amortizable intangible assets for the current and comparative periods are as follows:

Category	Useful life
Customer-related intangibles	5 to 15 years
Marketing related intangibles	3 to 10 years